Offerings	May 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,995,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,549.23
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,246,825,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,888.91
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2055
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,244,450,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,525.30
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.050% Senior Notes due 2065
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 995,220,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,368.18